Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
REVENUES	$ 16,859	$ 16,828
COST OF REVENUES	(6,372)	(6,246)
GROSS PROFIT	10,487	10,582
OPERATING EXPENSES:
Research and development expenses	(10,294)	(10,590)
Sales and marketing expenses	(5,396)	(5,607)
General and administrative expenses	(4,017)	(3,667)
Change in earnout liability	282	(174)
TOTAL OPERATING EXPENSES	(19,425)	(20,038)
OPERATING LOSS	(8,938)	(9,456)
FINANCIAL INCOME, NET	673	1,238
LOSS BEFORE INCOME TAXES	(8,265)	(8,218)
INCOME TAXES	(27)	(93)
LOSS AFTER INCOME TAXES	(8,292)	(8,311)
Equity in earnings of investee	2	3
NET LOSS	$ (8,290)	$ (8,308)
Basic net loss per ordinary share (in Dollars per share)	$ (0.08)	$ (0.08)
Diluted net loss per ordinary share (in Dollars per share)	$ (0.08)	$ (0.08)
Weighted average number of shares and vested RSUs used in computing net loss per ordinary share (in Shares)	105,047,377	105,255,959
Other comprehensive loss:
Change in unrealized losses on cash flow hedges	$ (364)	$ (542)
TOTAL COMPREHENSIVE LOSS	$ (8,654)	$ (8,850)